Group statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations		$ 871	$ 1,244	[1]	$ 1,353	[1]
Dividends received from joint ventures		180	694	[1]	231	[1]
Taxation refund		36	32	[1]	20	[1]
Taxation paid		(116)	(166)	[1]	(336)	[1]
Net cash inflow (outflow) from operating activities		971	1,804	[1]	1,268	[1]
Cash flows from investing activities
Capital expenditure on tangible and intangible assets (1)	[2]	(1,042)	(1,028)	[1]	(1,028)	[1]
Interest capitalised and paid		0	(2)	[1]	(14)	[1]
Acquisition of assets		0	(517)	[1]	0	[1]
Dividends from associates and other investments		12	18	[1]	22	[1]
Proceeds from disposal of tangible assets		14	8	[1]	25	[1]
Other investments and assets acquired		0	(16)	[1]	(4)	[1]
Proceeds from disposal of other investments		20	0	[1]	0	[1]
Proceeds from disposal of joint ventures		0	0	[1]	2	[1]
Loans advanced		(1)	(1)	[1]	(15)	[1]
Decrease (increase) in cash restricted for use		(9)	(4)	[1]	14	[1]
Interest received		109	81	[1]	58	[1]
Net cash inflow (outflow) from investing activities		(897)	(1,461)	[1]	(940)	[1]
Cash flows from financing activities
Share securities tax on redomicile and reorganisation		(19)	0	[1]	0	[1]
Proceeds from borrowings		343	266	[1]	822	[1]
Repayment of borrowings		(87)	(184)	[1]	(820)	[1]
Repayment of lease liabilities		(94)	(82)	[1]	(63)	[1]
Finance costs - borrowings		(111)	(99)	[1]	(111)	[1]
Finance costs - leases		(11)	(10)	[1]	(9)	[1]
Other borrowing costs		(1)	(11)	[1]	(35)	[1]
Dividends paid		(107)	(203)	[1]	(240)	[1]
Cash inflow (outflow) from financing activities		(87)	(323)	[1]	(456)	[1]
Net increase (decrease) in cash and cash equivalents		(13)	20	[1]	(128)	[1]
Translation		(138)	(68)	[1]	(48)	[1]
Cash and cash equivalents at beginning of year (net of bank overdraft)	[1]	1,106	1,154		1,330
Cash and cash equivalents at end of year (net of bank overdraft)		$ 955	$ 1,106	[1]	$ 1,154	[1]

[1]	The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method. Refer to note 1.3.2.
[2]	Capital expenditure which previously included disclosure for sustaining and non-sustaining capital expenditure, is now reflected as total capital expenditure on tangible and intangible assets.